Cover	Mar. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Current Fiscal Year End Date	--06-30
Entity File Number	000-56332
Entity Registrant Name	Hawkeye Systems, Inc.
Entity Central Index Key	0001750777
Entity Tax Identification Number	83-0799093
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6605 Abercorn
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Savannah
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31405
City Area Code	(912)
Local Phone Number	253-0375
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false